Annual Total Returns- Federated Hermes Government Obligations Fund (Institutional Shares) [BarChart] - Institutional Shares - Federated Hermes Government Obligations Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.23%	0.75%	1.70%	2.07%	0.36%